Post-employment benefits - Summary of Pension Remeasurement Recognized in Statement Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Defined Benefit Plans [Line Items]
Changes in demographic assumptions	$ 0	$ 0	$ 700
Changes in financial assumptions	434	(1,908)	(903)
Experience adjustments	(254)	566	606
Total actuarial gains (losses)	180	(1,342)	403
Return on plan assets	524	1,668	(654)
Currency translation differences	0	1	39
Total recognized	704	327	(212)
Funded
Disclosure Of Defined Benefit Plans [Line Items]
Changes in demographic assumptions	0	0	700
Changes in financial assumptions	439	(1,908)	(901)
Experience adjustments	(254)	566	602
Total actuarial gains (losses)	185	(1,342)	401
Return on plan assets	524	1,668	(654)
Currency translation differences	0	0	37
Total recognized	709	326	(216)
Unfunded
Disclosure Of Defined Benefit Plans [Line Items]
Changes in demographic assumptions	0	0	0
Changes in financial assumptions	(5)	0	(2)
Experience adjustments	0	0	4
Total actuarial gains (losses)	(5)	0	2
Return on plan assets	0	0	0
Currency translation differences	0	1	2
Total recognized	$ (5)	$ 1	$ 4